Intangible Assets, Net	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6 - INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2024 and March 31, 2024 consisted of the following:

	December 31, 2024	March 31, 2024
Property rights	$92,604	$38,032
GO FLY App	500,000	-
Total Intangible assets	592,604	38,032
Less: Accumulated Amortization	(32,479)	(1,648)
Intangible assets, net	$560,125	$36,384

For the nine months ended December 31, 2024 and 2023, the amortization expenses were $30,831 and nil, respectively.

In July 2024, the Company engaged DFT, a related party, to develop a new APP, GO FLY APP, for the rental business. The total contract price for the GO FLY APP is $500,000, and the GO FLY APP was delivered on September 5, 2024.

6 - INTANGIBLE ASSETS, NET

Intangible assets as of March 31, 2024 and 2023 consisted of the following:

	March 31, 2024	March 31, 2023
Property rights	$38,032	$-
Total Intangible assets	38,032	-
Less: Accumulated Amortization	(1,648)	-
Intangible assets, net	$36,384	$-

For the years ended March 31, 2024 and 2023, the amortization expenses were $1,648 and nil, respectively.